Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Strategic Series
Entity Central Index Key	0000872625
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Class A
Trading Symbol	FBDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$65	1.05%
[1],[2]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.05%
Net Assets	$ 954,140,558
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	19.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$954,140,558
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	19.62%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Class C
Trading Symbol	FBTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$111	1.81%
[4],[5]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.81%
Net Assets	$ 954,140,558
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	19.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$954,140,558
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	19.62%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Class R6
Trading Symbol	FRBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$42	0.68%
[7],[8]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.68%
Net Assets	$ 954,140,558
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	19.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$954,140,558
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	19.62%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Advisor Class
Trading Symbol	FTDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$50	0.81%
[10],[11]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.81%
Net Assets	$ 954,140,558
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	19.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$954,140,558
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	19.62%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class A
Trading Symbol	FRSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$37	0.72%
[13],[14]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 2,558,163,345
Holdings Count | $ / shares	809
Investment Company Portfolio Turnover	145.54%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[15],[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class C
Trading Symbol	FSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$58	1.12%
[17],[18]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
Net Assets	$ 2,558,163,345
Holdings Count | $ / shares	809
Investment Company Portfolio Turnover	145.54%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[19],[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class R
Trading Symbol	FKSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$50	0.97%
[21],[22]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 2,558,163,345
Holdings Count | $ / shares	809
Investment Company Portfolio Turnover	145.54%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[23],[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	FGKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.37%
[25],[26]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 2,558,163,345
Holdings Count | $ / shares	809
Investment Company Portfolio Turnover	145.54%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[27],[28]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Advisor Class
Trading Symbol	FKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$24	0.47%
[29],[30]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 2,558,163,345
Holdings Count | $ / shares	809
Investment Company Portfolio Turnover	145.54%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[31],[32]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class A
Trading Symbol	FGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$49	0.89%
[33],[34]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%
Net Assets	$ 4,772,239,167
Holdings Count | $ / shares	95
Investment Company Portfolio Turnover	19.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[35],[36]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class C
Trading Symbol	FKACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$91	1.64%
[37],[38]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.64%
Net Assets	$ 4,772,239,167
Holdings Count | $ / shares	95
Investment Company Portfolio Turnover	19.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[39],[40]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class R
Trading Symbol	FKARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$63	1.14%
[41],[42]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%
Net Assets	$ 4,772,239,167
Holdings Count | $ / shares	95
Investment Company Portfolio Turnover	19.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[43],[44]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	FOPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.57%
[45],[46]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%
Net Assets	$ 4,772,239,167
Holdings Count | $ / shares	95
Investment Company Portfolio Turnover	19.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[47],[48]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Advisor Class
Trading Symbol	FRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$36	0.64%
[49],[50]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.64%
Net Assets	$ 4,772,239,167
Holdings Count | $ / shares	95
Investment Company Portfolio Turnover	19.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[51],[52]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Class A
Trading Symbol	FRNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.01%
[53],[54]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.01%
Net Assets	$ 356,526,785
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	9.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$356,526,785
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	9.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[55]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Class C
Trading Symbol	FNCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$98	1.76%
[56],[57]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.76%
Net Assets	$ 356,526,785
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	9.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$356,526,785
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	9.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[58]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Class R6
Trading Symbol	FNCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$35	0.62%
[59],[60]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.62%
Net Assets	$ 356,526,785
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	9.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$356,526,785
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	9.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[61]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Advisor Class
Trading Symbol	FNRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$43	0.76%
[62],[63]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.76%
Net Assets	$ 356,526,785
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	9.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$356,526,785
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	9.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[64]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class A
Trading Symbol	FSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$58	1.07%
[65],[66]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
Net Assets	$ 2,448,654,122
Holdings Count | $ / shares	127
Investment Company Portfolio Turnover	17.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[67],[68]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class C
Trading Symbol	FCSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$99	1.82%
[69],[70]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.82%
Net Assets	$ 2,448,654,122
Holdings Count | $ / shares	127
Investment Company Portfolio Turnover	17.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[71],[72]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class R
Trading Symbol	FSSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$72	1.32%
[73],[74]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.32%
Net Assets	$ 2,448,654,122
Holdings Count | $ / shares	127
Investment Company Portfolio Turnover	17.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[75],[76]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	FSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.66%
[77],[78]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%
Net Assets	$ 2,448,654,122
Holdings Count | $ / shares	127
Investment Company Portfolio Turnover	17.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[79],[80]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	FSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$45	0.82%
[81],[82]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 2,448,654,122
Holdings Count | $ / shares	127
Investment Company Portfolio Turnover	17.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition*,† (% of Total Investments)	[83],[84]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	FRSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.86%
[85],[86]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 3,811,679,174
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	21.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[87]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	FRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$87	1.61%
[88],[89]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.61%
Net Assets	$ 3,811,679,174
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	21.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[90]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	FSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$60	1.11%
[91],[92]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
Net Assets	$ 3,811,679,174
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	21.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[93]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	FMGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$27	0.50%
[94],[95]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 3,811,679,174
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	21.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[96]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	FSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.61%
[97],[98]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 3,811,679,174
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	21.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[99]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	Certain categories may represent less than 0.1%.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	Annualized.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	Certain categories may represent less than 0.1%.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
†	Annualized.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
†	Certain categories may represent less than 0.1%.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
†	Certain categories may represent less than 0.1%.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
†	Annualized.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
†	Certain categories may represent less than 0.1%.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
†	Annualized.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
†	Certain categories may represent less than 0.1%.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
†	Certain categories may represent less than 0.1%.

[41]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[42]
†	Annualized.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
†	Certain categories may represent less than 0.1%.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
†	Annualized.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
†	Certain categories may represent less than 0.1%.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
†	Certain categories may represent less than 0.1%.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
†	Annualized.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
†	Annualized.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[60]
†	Annualized.

[61]
*	Does not include derivatives, except purchased options, if any.

[62]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[63]
†	Annualized.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
†	Annualized.

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
†	Certain categories may represent less than 0.1%.

[69]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[70]
†	Annualized.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
†	Certain categories may represent less than 0.1%.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
†	Certain categories may represent less than 0.1%.

[77]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[78]
†	Annualized.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
†	Certain categories may represent less than 0.1%.

[81]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[82]
†	Annualized.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
†	Certain categories may represent less than 0.1%.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
†	Annualized.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[89]
†	Annualized.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[92]
†	Annualized.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[95]
†	Annualized.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[98]
†	Annualized.

[99]
*	Does not include derivatives, except purchased options, if any.